September 25, 2013

Via EDGAR and Overnight Delivery

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-3720

Attention:	Jeffrey P. Riedler, Assistant Director
Matthew Jones, Attorney Advisor
Joel Parker, Accounting Branch Chief
Tabatha Akins, Staff Accountant

Re:	Xenon Pharmaceuticals Inc.
Draft Registration Statement on Form S-1
Submitted August 16, 2013
CIK No. 0001582313

Ladies and Gentlemen:

On behalf of Xenon Pharmaceuticals Inc. (the “Company”), we submit this letter in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by letter dated September 12, 2013, relating to the Company’s Confidential Draft Registration Statement on Form S-1 (CIK No. 0001582313) submitted to the Commission on August 16, 2013 (the “Registration Statement”).

On behalf of the Company, we are concurrently submitting on a confidential basis via EDGAR an amended draft Registration Statement (“Amendment No. 1”), and for the convenience of the Staff, we are providing to the Staff by overnight delivery copies of this letter and marked copies of Amendment No. 1 (against the Confidential Draft Registration Statement submitted on August 16, 2013). Amendment No. 1, as confidentially submitted via EDGAR, is marked as specified in Item 310 of Regulation S-T.

In this letter, we have recited the comments from the Staff in italicized, bold type and have followed each comment with the Company’s response. Except as otherwise specifically indicated, page references herein correspond to the page of Amendment No. 1, as applicable.

General

1.	Please file all exhibits as soon as practicable. We may have further comments upon examination of these exhibits.

The Company acknowledges the Staff’s comment and will submit all exhibits as soon as practicable.

Securities and Exchange Commission

September 25, 2013

2.	Prior to its use please provide us proofs of all graphic, visual or photographic information you will provide in the printed prospectus. Please note that we may have comments regarding this material.

The Company acknowledges the Staff’s comment and will submit proofs of all graphic, visual or photographic information it intends to provide in the printed prospectus as soon as practicable.

3.	Please supplementally provide us with any written materials that you or anyone authorized to do so on your behalf provides in reliance on Section 5(d) of the Securities Act to potential investors that are qualified institutional buyers or institutional accredited investors. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

The Company acknowledges the Staff’s comment and will provide the Staff with all written communications presented to potential investors, if any, in reliance on Section 5(d) of the Securities Act of 1933 (the “Securities Act”) on a supplemental basis. The Company does not expect any research reports to be published or distributed in reliance on Section 2(a)(3) of the Securities Act by any broker or dealer that is participating or will participate in the Company’s offering; however, should any such research reports be published or distributed, the Company will provide them to the Staff on a supplemental basis.

4.	Comments to your application for confidential treatment will be delivered under separate cover.

The Company acknowledges the Staff’s comment.

Overview, page 1

5.	We note that you state that you have three development-stage product candidates. Please identify the two development-stage product candidates that are pre-clinical.

In response to the Staff’s comment, the Company has revised the disclosure on page 1 of Amendment No. 1.

Our Programs, page 2

6.	We note on page 2 that uniQure is preparing to apply for regulatory approval for Glybera in the U.S. Please expand your disclosure to discuss the timeline for applying for U.S. approval. If any regulatory issues or other factors have caused uniQure to delay filing an NDA with the FDA or an NDS with Health Canada, please provide appropriate disclosure.

In response to the Staff’s comment, the Company has revised the disclosure on page 2 of Amendment No. 1. The Company supplementally advises the Staff that it is not aware of any regulatory issues or other factors that have caused uniQure to delay regulatory filings with the FDA or Health Canada.

Securities and Exchange Commission

September 25, 2013

7.	The first time you refer to the terms “antisense oligonucleotide” and “hepcidin,” please explain how each functions in the human body.

In response to the Staff’s comment, the Company has revised the disclosure on pages 2 and 3 of Amendment No. 1.

Our Extreme Genetics Discovery Platform, page 3

8.	Please expand your disclosure on page 3 and 84 to discuss the differences between your Extreme Genetics discovery platform and the methods commonly used by other pharmaceutical companies that are developing products based upon isolating genes or portions of the human genome.

In response to the Staff’s comment, the Company has revised the disclosure on pages 3 and 87 of Amendment No. 1.

Implications of Being an Emerging Growth Company, page 6

9.	Please disclose your election under Section 107(b) of the Jobs Act:

•	If you have elected to opt out of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b) of the Jobs Act, include a statement that the election is irrevocable; or

•	If you have elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b) of the Jobs Act, provide a risk factor explaining that this election allows you to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies. Please state in your risk factor that, as a result of this election, your financial statements may not be comparable to companies that comply with public company effective dates. Include a similar statement in your critical accounting policy disclosures in MD&A.

The Company acknowledges the Staff’s comment and, once such an election has been made, will include the appropriate disclosure in a future submission.

“Recent patent reform legislation and court decisions could increase . . .,” page 38

10.	Please explain specifically how the Leahy-Smith Act increases uncertainty as to any of your licensed or owned patents. Additionally, please identify any of your licensed or owned patents that may be vacated or adversely affected by the U.S. Supreme Court decision in Association for Molecular Pathology v. Myriad Genetics, Inc.

In response to the first sentence of the Staff’s comment, the Company submits that the Leahy-Smith Act increases uncertainty with respect to all patents in the U.S., including the Company’s licensed and owned patents, because this new statute and implementing regulations represent the most far-reaching revision of the U.S. patent laws since 1952. Until the statute and implementing regulations have been subject to judicial review and clarification in the process of litigation, certain aspects of the law, and their significance for all biotechnology and pharmaceutical companies, including the Company, will remain unclear.

Securities and Exchange Commission

September 25, 2013

In response to the second sentence of the Staff’s comment, the Company does not believe that the decision of the U.S. Supreme Court in Association for Molecular Pathology v. Myriad Genetics, Inc. will have a material impact on any patents currently owned by or licensed to the Company that relate to the Company’s products and product candidates. The Company’s products and product candidates are not naturally occurring isolated genes or compounds, but rather novel compositions of matter made by the Company and its collaborators and, accordingly, the Company’s patents do not cover naturally occurring isolated genes or compounds like those that were at issue in the Myriad decision.

“We or the third parties upon whom we depend may be adversely affected . . .,” page 42

11.	Please clarify whether your business interruption insurance applies in the event of an earthquake.

In response to the Staff’s comment, the Company has revised the disclosure on page 43 of Amendment No. 1.

Cautionary Note Regarding Forward-Looking Statements, page 49

12.	Please remove your statement that investors “are cautioned not to give undue weight to such estimates” and the statement that “such information is inherently imprecise.” It is not appropriate to directly or indirectly disclaim liability for information in the registration statement.

In response to the Staff’s comment, the Company has deleted the statements referenced above.

Use of Proceeds, page 52

13.	We note that you intend to use proceeds of this offering to fund the planned development of XEN701. Please expand your disclosure to state the stage of development of XEN701 you expect to reach using the allocated proceeds.

In response to the Staff’s comment, the Company has revised the disclosure on page 54 of Amendment No. 1.

Dilution, page 56

14.	Please tell us why you are not subtracting your redeemable convertible preferred shares in your calculation of your historical net tangible book value of as of June 30, 2013.

In response to the Staff’s comment, the Company advises the Staff that it did not subtract the redeemable convertible preferred shares in its calculation of historical net tangible book value as of June 30, 2013 because such amounts are not considered liabilities for purposes of such calculation.

Securities and Exchange Commission

September 25, 2013

Management Discussion and Analysis of Financial Condition and Results of Operations, page 60

15.	We note on page 61 and in a risk factor on page 12 that you state that you have not generated substantial royalties on product sales. Please revise your disclosure throughout your prospectus to clarify that you have not generated any revenue from product royalties. Alternatively, please clarify and describe the royalties you have received.

In response to the Staff’s comment, the Company has revised the disclosure on pages 6, 13, 14 and 63 of Amendment No. 1.

Accrued Expenses, page 67

16.	Please disclose whether there have been any material adjustments to your estimates of accrued expenses for the periods presented.

In response to the Staff’s comment, the Company has revised the disclosure on page 70 of Amendment No. 1.

Share-Based Compensation

Valuation of Common Shares, page 69

17.	We have reviewed your share-based compensation disclosures and have the following comments:

•	Please revise your disclosure to state the events that resulted in an increase in the fair value of the common stock from $0.55 at December 21, 2012 to $1.07 on January 1, 2013.

•	With respect to the January 1, 2013 valuation report, please clarify whether the blend in the income and market approaches resulted in an equal weighting of both methods.

•	Please update the stock option table on page 70 through the date of effectiveness of your registration statement. Also, please disclose in the filing any new equity issuances such as preferred stock, warrants, etc. through the date of effectiveness.

•	Please note we may have additional comments on your accounting for stock compensation and related disclosure once you have disclosed an estimated offering price. Please provide quantitative and qualitative disclosures explaining the difference between the estimated offering price and the fair value of the most recent issuance.

The Company supplementally advises the Staff that no material events effecting the Company’s valuation occurred between December 21, 2012 and January 1, 2013. As disclosed on page 73 of Amendment No. 1, the Company elected to perform a retrospective valuation as of January 1, 2013, as that date represented the beginning of a new accounting period and allowed for the full impact of the Company’s collaboration with Teva to be considered and included in the valuation.

In response to the second bullet point of the Staff’s comment, the Company has revised the disclosure on page 73 of Amendment No. 1.

In response to the first sentence of the third bullet point of the Staff’s comment, the Company has revised the stock option table on page 72 of Amendment No. 1. The Company acknowledges the second sentence of the third bullet point of the Staff’s comment and will disclose any new equity issuances through the date of effectiveness.

Securities and Exchange Commission

September 25, 2013

The Company acknowledges the fourth bullet point of the Staff’s comment and will provide quantitative and qualitative disclosures explaining the difference between the estimated offering price and the fair value of the most recent issuance once an estimated offering price is determined.

Research and Development Expenses, page 73

18.	For your key research and development projects please disclose the costs incurred during each period presented and to date.

In response to the Staff’s comment, the Company has revised the disclosure on pages 75 and 77 of Amendment No. 1.

Business, page 81

19.	Please amend your disclosure to describe the INDs submitted for XEN402 by indication and disclose when these INDs were filed and by whom. Additionally, please clarify whether you or anyone else has filed INDs for XEN701 or the Selective Inhibitor of Nav1.7 for the Treatment of Pain. If so, provide the same information as requested for the INDs for XEN402.

In response to the Staff’s comment, the Company has revised the disclosure on pages 83, 85 and 86 of Amendment No. 1.

Glybera, page 82

20.	Please disclose how you anticipate physicians will prescribe Glybera for patients suffering from LPLD. In particular, please clarify whether you believe doctors will prescribe Glybera for permanent, indefinite, intermittent or short-term use.

In response to the Staff’s comment, the Company has revised the disclosure on page 85 of Amendment No. 1. The Company supplementally advises the Staff that it is unable to predict how physicians might prescribe Glybera with any degree of certainty at this time. However, as stated in the revised disclosure, the goal of Glybera therapy is to chronically treat LPLD, and this may be achievable through intermittent use.

Programs, page 85

21.	We note that you have a collaboration agreement with Teva to develop XEN402 as an inhibitor of Nav1.7. We also note that you have entered into a collaboration agreement with Genentech to develop inhibitors for Nav1.7. Please expand your disclosure to discuss the differences between these two drugs that both inhibit Nav1.7, and the anticipated patient population for each.

In response to the Staff’s comment, the Company has revised the disclosure on pages 90 and 100 of Amendment No. 1 to discuss the differences between these two drugs. The Company respectfully advises the Staff that the anticipated patient population for XEN402 in the U.S. is disclosed on page 90. The Company

Securities and Exchange Commission

September 25, 2013

acknowledges the Staff’s comment regarding the anticipated patient population for the oral selective Nav1.7 inhibitor developed in collaboration with Genentech, and respectfully advises that this population cannot currently be determined, as the target indication for this product candidate has not yet been selected.

Glybera (alipogene tiparvovec): A Gene Therapy for the Orphan Disease LPLD, page 85

22.	We note on page 85 that you state that you are eligible to receive a double-digit percentage of all compensation received by uniQure. Please revise this disclosure to provide narrower information about the percentage. For example, you may either provide a range of percentages within ten percent or a statement that the percentage is in the teens, twenties, etc. Additionally, we note that you state that you are eligible to receive mid-single digit royalties from uniQure on page 97. Please include this disclosure on page 85.

In response to the Staff’s comment, the Company has revised the disclosure on pages 85 and 101 of Amendment No. 1.

23.	Please quantify the size of the patient population that you and your collaborators are targeting for sales of Glybera.

The Company acknowledges the Staff’s comment and respectfully submits that there is no consensus in the scientific community as to the number of LPLD patients; however, the Company has disclosed on page 89 of Amendment No. 1 the population frequency of LPLD in the U.S. as reported by the National Library of Medicine. The Company understands that uniQure is currently developing an estimate of market size and will supplement this disclosure in a subsequent filing if the information becomes available.

24.	Please clarify whether Glybera has orphan designation in the EU.

In response to the Staff’s comment, the Company has revised the disclosure on page 89 of Amendment No. 1.

25.	We note that you state the results of your Topical XEN402 Phase 2 Trial in EM on page 89. Please indicate the statistical significance of your results by providing a p-value.

In response to the Staff’s comment, the Company has revised the chart on page 93 of Amendment No. 1 to include the requested p-values.

XEN701: An Antisense Oligonucleotide for the Treatment of Anemia of Chronic Kidney Disease, page 94

26.	Please quantify the size of the patient population that you plan to target for sales of XEN701.

In response to the Staff’s comment, the Company has revised the disclosure on page 98 of Amendment No. 1.

Securities and Exchange Commission

September 25, 2013

Programs in Discovery, page 96

27.	Please quantify the size of the patient population suffering from DS that you plan to target for sales of your small-molecule sodium channel modulators.

In response to the Staff’s comment, the Company has revised the disclosure on page 101 of Amendment No. 1.

Strategic Alliances, page 97

28.	We note that you have a license agreement with Memorial University of Newfoundland on page 76. Please disclose the material terms of this agreement under a separate caption, including the patents licensed under this agreement and how they apply to your products, the duration, material termination provisions, and payment terms and prior payments. Additionally, please file this agreement as an exhibit pursuant to Item 601(b)(10) of Regulation S-K. Alternatively, please provide us with an analysis supporting your determination that this agreement is not material to the company.

The Company acknowledges the Staff’s comment regarding the license agreement with Memorial University of Newfoundland (“MUN”); however, the Company respectfully submits that the MUN agreement is not material to the Company, the existing disclosure regarding the agreement is sufficient for an agreement of this nature and that disclosure of the additional details requested would neither be helpful to an investor nor would disclosure of such details alter the total mix of information available regarding the Company.

The Company’s agreement with MUN sets forth the terms pursuant to which MUN had collaborated with the Company. Specifically, MUN collected certain DNA samples and provided the Company with a non-exclusive license to use such samples and associated anonymized clinical information. No patents owned by MUN were licensed to the Company pursuant to this agreement. Potential milestone payments owed to MUN pursuant to the terms of the agreement are immaterial to the Company’s business and contingent upon filing New Drug Applications related to the Company’s pain program. Any potential royalties owed to MUN are contingent upon sales of products resulting from the Company’s pain program. Furthermore, on page 80 of Amendment No. 1, the Company includes disclosure regarding the potential royalties owing to MUN.

For the foregoing reasons, the Company respectfully submits that the MUN agreement is not material to the Company and that the existing disclosure is sufficient.

29.	Please disclose under a separate caption the payment terms, duration, and material termination provisions of your agreement with the University of British Columbia for your license related to Glybera.

In response to the Staff’s comment, the Company has revised the disclosure on page 102 of Amendment No. 1.

Securities and Exchange Commission

September 25, 2013

Agreement with uniQure for Glybera, page 97

30.	For the uniQure agreement, please disclose the duration of the agreement, the material termination provisions, and when the licensed patents expire.

In response to the Staff’s comment regarding the duration of the agreement and the material termination provisions, the Company has revised the disclosure on page 102 of Amendment No. 1. The Company acknowledges the Staff’s comment regarding disclosure of expiration dates of the licensed patents; however, the Company respectfully submits that the requested information is inherently uncertain and thus would not materially enhance an investor’s understanding of the Company’s agreement with uniQure. Specifically, the Company supplementally advises the Staff that there is a pending U.S. application in one of the patent families that may receive a patent term adjustment if and when such application is prosecuted to grant. Similarly, one of the relevant European patents is the subject of an application for a supplementary protection certificate in Europe, which, if granted, could provide an additional five years of exclusive rights upon grant. Given these uncertainties, the Company is not able to accurately identify when the licensed patents will expire and therefore submits that any such disclosure would not materially enhance an investor’s understanding of the Company’s agreement with uniQure. Furthermore, additional information regarding the Glybera patents is included on page 105 of Amendment No. 1.

31.	We note that you state you will receive a double-digit percentage of all non-royalty compensation that uniQure receives from sublicenses. Please revise your disclosure throughout the registration statement to provide narrower information about the percentage. For example, you may either provide a range of percentages within ten percent or a statement that the percentage is in the teens, twenties, etc.

In response to the Staff’s comment, the Company has revised the disclosure on page 101 of Amendment No. 1.

Agreement with Teva for XEN402, page 98

32.	For the Teva agreement, please disclose the amount of the opt-in fee required for you to have a minority co-promotion interest, the resulting share of the operating profits that you are entitled, and the duration of the agreement. Additionally, please revise your disclosure throughout the registration statement to provide narrower information about the royalty provisions. For example, you may either provide a range of royalties within ten percent or a statement that the percentage is in the teens, twenties, etc.

In response to the Staff’s comment, the Company has revised the disclosure on page 102 and 103 of Amendment No. 1.

Agreement with Genentech for Selective Inhibitors of Nav1.7, page 99

33.	Please state the duration of your agreement with Genentech.

In response to the Staff’s comment, the Company has revised the disclosure on page 104 of Amendment No. 1.

Securities and Exchange Commission

September 25, 2013

34.	For the Genentech Agreement, we note that you are eligible to receive royalties in the low double-digit range. Please revise your disclosure throughout the registration statement to provide narrower information about the royalty provisions. For example, you may either provide a range of royalties within ten percent or a statement that the percentage is in the teens, twenties, etc.

In response to the Staff’s comment, the Company has revised the disclosure on page 104 of Amendment No. 1.

Agreement with Merck for Cardiovascular Disease, page 99

35.	For the Merck Agreement, we note that you are eligible to receive royalties in the high single digit to low double-digit range. Please revise your disclosure regarding the low-double digit range throughout the registration statement to provide narrower information about the royalty provisions. For example, you may refer to a range of royalties within ten percent or state that that the percentage is in the teens, twenties, etc.

In response to the Staff’s comment, the Company has revised the disclosure on page 104 of Amendment No. 1.

36.	Please state the duration of the agreement with Merck.

In response to the Staff’s comment, the Company has revised the disclosure on page 105 of Amendment No. 1.

Research and Development, page 101

37.	Please estimate the amount spent on research and development for the past 3 years ending in December 31, 2012 as required by Regulation S-K Item 101(c)(1)(xi).

In response to the Staff’s comment, the Company has revised the disclosure on page 106 of Amendment No. 1.

Manufacturing, page 102

38.	We note that there are a limited number of suppliers of XEN701, and the inability to find a suitable replacement could materially impact your business. Please expand your disclosure to state your current relationship and the material termination provision of your contractual agreement with your suppliers for XEN701. Additionally, file these agreements as exhibits pursuant to Item 601(b)(10) of Regulation S-K.

In response to the Staff’s comment, the Company respectfully submits that it does not believe that the identification of any third party which supplies the Company with antisense oligonucleotides, like XEN701, is material to investors or that its current supply agreement with respect to XEN701 is required to be filed as an exhibit under Item 601(b)(10) of Regulation S-K. As disclosed on pages 106 and 107 of Amendment No. 1, there are fewer manufacturers of oligonucleotides than manufacturers of small-molecules. While it is appropriate to disclose this fact about the Company’s supply options to prospective

Securities and Exchange Commission

September 25, 2013

investors, the smaller number of alternative oligonucleotide suppliers is not akin to a sole-source supply arrangement that would make the success of the Company’s XEN701 development program contingent upon an uninterrupted supply of oligonucleotides from a single manufacturer. As discussed in greater detail below, there are additional manufacturers of oligonucleotides that could be engaged by the Company if the need arises. While the need to engage new suppliers can be a lengthy process, the risk is not unique to the XEN701 program and the Company’s disclosure adequately apprises prospective investors of the risks faced if new suppliers become necessary. Furthermore, the Company advises the Staff that it has on hand supplies of XEN701 sufficient to advance the clinical development of XEN701 through Phase 1 and into a Phase 2a clinical trial.

With respect to the Staff’s request that the Company file its agreement with its oligonucleotide supplier, the Company respectfully advises the Staff that:

•	such agreement was entered into in the ordinary course of the Company’s business and is typical for the kind of business conducted by the Company;

•	such agreement relates only to limited quantities required for the Company’s clinical development of XEN701, and the Company anticipates entering into other manufacturing agreements for production of XEN701 as the clinical development program advances to a later stage;

•	because there are at least six other suppliers capable of manufacturing antisense oligonucleotide drug substances, like XEN701, under current good manufacturing practices in quantities suitable for clinical development, the Company believes that in the event its supplier were to cease providing raw materials to the Company, it would be able to find a suitable replacement;

•	the agreement contains no minimum purchase requirements; and

•	the agreement is terminable by the Company on short notice without penalty.

Accordingly, because (i) the agreement is entered into the ordinary course of the Company’s business and (ii) the Company’s business is not substantially dependent on any particular supplier, the Company believes that the identity of any third-party supplier is not material to investors and that any related arrangement need not be filed as an exhibit pursuant to Item 601(b)(10) of Regulation S-K.

Subsequent to the completion of the initial public offering, if the Company enters into an agreement with a third-party manufacturer for commercial-scale production of its clinical drug candidates, the Company will analyze such agreement as to materiality and determine whether disclosure is required and if the agreement is required to be filed as an exhibit to the Company’s 1934 Act reports pursuant to Item 601(b)(10) of Regulation S-K.

Orphan Drug Designation, page 107

39.	Please clarify if the FDA has granted orphan designation to any of your products.

In response to the Staff’s comment, the Company has revised the disclosure on page 111 of Amendment No. 1.

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September 25, 2013

Government Regulation Outside of the U.S., page 109

40.	Please clarify if any of your products have received orphan designation in the EU.

In response to the Staff’s comment, the Company has revised the disclosure on page 115 of Amendment No. 1.

Management

Executive Officers, page 115

41.	Please expand your disclosure to include Gary Bridger’s business experience between December 2007 and June 2010.

In response to the Staff’s comment, the Company has revised the disclosure on page 120 of Amendment No. 1.

Indemnification Agreements and Directors’ and Officers’ Liability Insurance, page 123

42.	We note that you will enter into indemnification agreements. Please file the form of these agreements as an exhibit pursuant to Item 601(b)(10) of Regulation S-K.

The Company acknowledges the Staff’s comment and will submit the form of indemnification agreement as soon as practicable.

43.	Please expand your disclosure to explain the limits of indemnification permitted under Canadian law.

In response to the Staff’s comment, the Company has revised the disclosure on page 129 of Amendment No. 1.

Executive Compensation

Executive Employment Arrangements, page 125

44.	Please update your disclosure to include the material terms of the executive employees’ amended employment agreements when available.

The Company acknowledges the Staff’s comment and will update the executive compensation disclosure as soon as practicable following finalization of the executive employee’s amended employment agreements.

45.	Please file the amended employment agreements between the company and each of Dr. Pimstone and Dr. Goldberg as exhibits pursuant to Item 601(b)(10) of Regulation S-K.

The Company acknowledges the Staff’s comment and will submit the amended employment agreements as soon as practicable.

Securities and Exchange Commission

September 25, 2013

Certain Relationships and Related Party Transactions

Consulting Services Provided by Genworks, Inc., page 132

46.	If you have a written consulting agreement with Genworks, Inc., please file the agreement as an exhibit pursuant to Item 601(b)(10) of Regulation S-K.

The Company acknowledges the Staff’s comment and has submitted a copy of the consulting agreement with Genworks, Inc. as an exhibit to Amendment No. 1.

Shares Eligible for Future Sale, page 149

47.	Please state the number of shares of common stock that will be restricted securities under Rule 144 upon completion of this offering.

The Company acknowledges the Staff’s comment and will include the requested information in a future submission.

48.	Once available please file copies of each of the lock-up agreements.

The Company will file the form of lock-up agreement, which will be an exhibit to the underwriting agreement, as soon as practicable.

Notes to Financial Statements

9. Redeemable Convertible Preferred Shares: Conversion, page F-16

49.	With respect to the certain adjustments, please revise your disclosure to specifically state the additional events that cause the conversion rate to change, as your reference to “the like” is ambiguous. In addition, please provide us an analysis of whether the conversion option for all preferred stock issued should be a derivative liability.

In response to the first sentence of the Staff’s comment, the Company has revised the disclosure on page F-16 of Amendment No. 1.

In response to the second sentence of the Staff’s comment, the Company advises the Staff that in considering whether the conversion options under the Company’s various series of preferred shares are required to be separated as embedded derivatives, the Company has performed a two step analysis: (1) determining the nature of the host contract and (2) determining whether the conversion option represents an embedded derivative in relation to the host contract.

Securities and Exchange Commission

September 25, 2013

The first step the Company considered was to determine whether the host contract (i.e., the preferred shares) has characteristics that are more akin to debt or to equity. In making this determination, the Company considered the applicable FASB guidance and SEC Staff speeches. As part of this analysis, the Company noted the following factors that support the treatment of the preferred shares as an equity host:

•	the preferred shares have the right to vote,

•	there is no collateral attached to the preferred shares,

•	the preferred shares have no mandatory redemption feature at a specified future date, and

•	the preferred share dividend is non-cumulative.

On the basis of these factors, the Company concluded that the preferred shares represent an equity host.

Having concluded that the host instrument is equity, the Company subsequently considered whether there is a requirement to separate the conversion option or whether such an option is considered to be clearly and closely related to the host instrument. ASC 815-15-25-16 states, “If the host contract encompasses a residual interest in an entity, then its economic characteristics and risks shall be considered that of an equity instrument and an embedded derivative would need to possess principally equity characteristics (related to the same entity) to be considered clearly and closely related to the host contract.” As the conversion option allows the holder to exchange the preferred shares for a known number of common shares, changes in the value of the common shares (i.e., equity) would be the main driver of any change in the value of the conversion option. Due to this relationship, the embedded derivative possesses principally equity characteristics. As both the host and the embedded derivative are considered to have equity characteristics, the embedded derivative is considered to be clearly and closely related to the host and should not be separated.

11. Stock Option Plan, page F-17

50.	We note that the expected volatility remained at 70% for each of the periods presented. Please tell us why the amount did not change for any period and provide us with your calculation. In addition, clarify how you determined that each public companies used in your determination of expected volatility company was similar. Please also tell us whether the volatility was consistently calculated for each period (i.e. daily, monthly, weekly, etc.).

The Company advises the Staff that as a private company, it must determine an expected volatility by comparison to the actual volatility of a comparable group of public companies. For this determination, the Company used the following group of public companies:

•	Jazz Pharmaceuticals Public Limited Company

•	Recordati SpA

•	Almirall, S.A.

•	Optimer Pharmaceuticals

•	NewLink Genetics Corporation

•	Sangamo Biosciences Inc.

•	Endocyte, Inc.

•	Trius Therapeutics, Inc.

•	Synta Pharmaceuticals Corp.

•	DepoMed Inc.

•	Anacor Pharmaceuticals Inc.

•	Zogenix, Inc.

•	BioDelivery Sciences International, Inc.

Securities and Exchange Commission

September 25, 2013

This group of comparable companies was selected due to their similarity to the Company in terms of stage of development, therapeutic focus area, products offered for sale or financial condition. In addition, several of these companies had recently completed initial public offerings, which contributed to the Company’s decision to include them in the comparable group.

Volatility was consistently computed on a weekly basis over each period of time and annualized to arrive at a mean volatility factor of the comparable companies for the respective prior five year period of trading for each measurement date. A period of time less than five years was used for individual comparable companies that had not been publicly traded for at least five years.

Based on the mean volatility calculation, a rounded volatility amount of 70% was used as the expected volatility factor to compute stock-based compensation for stock options granted during each period. The mean volatility calculations for the prior five year historical period for the comparable group at each of the four periods presented are set forth below:

•	Year ended December 31, 2012 – 72.0%

•	Year ended December 31, 2011 – 66.8%

•	Six months ended June 30, 2013 – 69.9%

•	Six months ended June 30, 2012 – 71.9%

While the individual mean volatility calculations set forth above do vary, the Company respectfully submits that the differences between the actual volatility calculations and the rounded volatility factor of 70% are immaterial.

13. Collaboration Agreements, page F-20

51.	For your Genome BC arrangement, please revise you disclosure to comply with ASC 605-25-50-2. It is currently unclear what you are collaborating on and what your deliverables are. In addition, please tell us what the counterparty is receiving for funding your research and development beyond the subscription rights. If the consideration is limited to the subscription rights, please explain the economics of the arrangement to us.

In response to the Staff’s comment, the Company has revised the disclosure on page F-21 of Amendment No. 1. In addition to the subscription rights issued to Genome BC and as currently disclosed in Note 13(a), Genome BC, a not-for-profit organization that provides grants and other funding to various organizations in British Columbia for genomics-based research, is entitled to receive a payment equal to 50% of the total research funding provided by Genome BC to the Company under the funding agreement, in the event that the Company files for marketing approval in any jurisdiction for a hepcidin or hemojuvelin antisense product that arose from the funding agreement.

Securities and Exchange Commission

September 25, 2013

52.	For your Genentech and Teva arrangements please disclose why the licenses did not qualify as separate units of accounting pursuant to ASC 605-25-50-2f. In addition, tell us how your statement that you are unable to estimate a fair value for the undelivered items complies with ASC 605-25-30-2 and how this statement impacts your accounting.

In response to the first sentence of the Staff’s comment, the Company has revised the disclosure on pages F-23 and F-24 of Amendment No. 1. In response to the second sentence of the Staff’s comment, the Company has deleted the statement that it is unable to estimate a fair value for the undelivered items as it is unnecessary under ASC 605-25-30-2 and does not impact the Company’s accounting.

53.	You disclose several agreements which you are eligible to receive milestone payments. Please revise your disclosure to describe each substantive milestone and the related contingent consideration for each agreement separately. Refer to ASC 605-28-50-2b. In addition, clarify for us why you believe all potential milestone payments under the Merck and Teva agreement are substantive per ASC 605-28-25-2 when you do not appear to be performing any additional work in the Merck agreement and it is unclear why sales milestones are substantive in the Teva agreement.

In response to the Staff’s comment, the Company has revised the disclosure on pages F-21 through F-26 of Amendment No. 1 to describe the different milestone payments related to development, regulatory and sales-based achievements and the aggregate milestone payments for each such group of milestones for each collaboration consistent with ASC 605-28-50-2b. In response to the Staff’s request to describe each substantive milestone and the related contingent consideration for each agreement, the Company refers the Staff to the Company’s Request for Confidential Treatment dated September 13, 2013 (the “CTR”), which requested confidential treatment of the items addressed in the Staff’s comment for the reasons described therein. The Company respectfully submits that disclosure of the substantive milestones and the related contingent consideration would not be useful to investors and would cause competitive harm to the Company. The Company supplementally advises the Staff that, consistent with ASC 605-28-25-2, the Company has revised its disclosure related to the future potential milestone payments under the Merck, Teva and Genentech collaboration agreements.

* * * * *

Securities and Exchange Commission

September 25, 2013

Please direct your questions or comments regarding the Company’s responses or Amendment No. 1 to Troy Foster at (650) 565-3600. Thank you for your assistance.

Sincerely,

WILSON SONSINI GOODRICH & ROSATI

Professional Corporation

/s/ Troy Foster

Troy Foster

Enclosures

cc (w/encl.):	Simon Pimstone Xenon Pharmaceuticals Inc. Jeff Saper Wilson Sonsini Goodrich & Rosati Professional Corporation Charles Kim Cooley LLP Anthony Lindsay KPMG LLP